Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income/ (loss)	$ 1,164	$ (28,645)	$ (6,373)
Adjustments to reconcile net income/ (loss) to net cash provided by/ (used in) operating activities:
Depreciation and amortization	19,509	19,508	20,211
Amortization of deferred finance fees and bond premium	712	934	843
Non-cash loss on extinguishment of 2017 Notes	0	5,442	0
Amortization of dry dock and special survey costs	1,283	1,919	1,898
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	7	(91)	(127)
Decrease/ (increase) in accounts receivable	164	(176)	414
Increase / (decrease) in accounts payable	351	(59)	(3)
Increase / (decrease) in accrued expenses	1,479	55	(82)
Increase / (decrease) in due to related parties	2,592	(37,941)	(11,534)
Net cash provided by/ (used in) operating activities	27,261	(39,054)	5,247
Investing Activities
Due from related parties	(52,314)	(4,531)	(31,225)
Net cash used in investing activities	(52,314)	(4,531)	(31,225)
Financing Activities
Loan and senior notes proceeds, net of deferred financing costs	124,027	332,883	0
Repayment of 2017 Notes	0	(354,693)	0
Cash remittance to Navios Acquisition	(214,854)	0	0
IPO proceeds, net of underwriting discount	113,906	0	0
IPO expenses	(469)	0	0
Owner's net investment	24,168	69,771	30,592
Net cash provided by financing activities	46,778	47,961	30,592
Net increase in cash and cash equivalents	21,725	4,376	4,614
Cash and cash equivalents, beginning of year	9,152	4,776	162
Cash and cash equivalents, end of year	30,877	9,152	4,776
Supplemental disclosures of cash flow information
Cash interest paid	27,786	31,695	30,592
Non-cash financing activities
Non-cash contributions by owners	0	0	232
Accrued IPO expenses	3,290	0	0
Long-term debt	341,034	0	0
Due from related parties	(88,070)	0	0
Due to related parties	2,588	0	0
Deferred financing costs	$ (7,405)	$ 0	$ 0